segment information - Income before income taxes (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Income before income taxes
Operating revenues - external and other income	$ 18,412	$ 17,258
Goods and services purchased	7,107	6,699
Employee benefits expense	4,899	4,269
EBITDA	6,406	6,290
Depreciation	2,226	2,126
Amortization of intangible assets	1,226	1,090
Operating income	2,954	3,074
Financing costs	632	796
Income before income taxes	$ 2,322	$ 2,278